Broker-Dealer and Clearing Organization Receivables and Payables	12 Months Ended
Dec. 31, 2013
Broker-Dealer and Clearing Organization Receivables and Payables
Broker-Dealer and Clearing Organization Receivables and Payables

26. Broker-Dealer and Clearing Organization Receivables and Payables

Broker-dealer and clearing organization receivables and payables consisted of the following (in thousands).

	December 31,
	2013	2012
Receivables:
Securities borrowed	$107,365	$103,936
Securities failed to deliver	7,160	33,045
Clearing organizations	4,698	8,543
Due from dealers	94	40
	$119,317	$145,564

Payables:
Securities loaned	$74,913	$115,102
Correspondents	44,852	41,414
Securities failed to receive	5,523	31,474
Clearing organizations	4,390	—
	$129,678	$187,990